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MERGER FUND | The Merger Fund
The Merger Fund®

The Merger Fund®

(the “Fund”)

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and Statutory Prospectus,

each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Merger Fund - MERGER FUND	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none

The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:
Sold
Expense Example - The Merger Fund - MERGER FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	697	1,017	1,370	2,360
Class I	126	403	711	1,585

Held
Expense Example No Redemption - The Merger Fund - MERGER FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	697	1,017	1,370	2,360
Class I	126	403	711	1,585

Investors should retain this supplement with the Prospectuses for future reference.